Reserve for Share-Based Payments (Details Narrative)				12 Months Ended
	Jul. 29, 2023 CAD ($) shares	Jul. 29, 2023 $ / shares	Jul. 14, 2023 CAD ($) shares	Jun. 30, 2025 CAD ($) shares	Jun. 30, 2025 $ / shares	Jun. 30, 2024 CAD ($) shares	Jun. 30, 2024 $ / shares	Jun. 30, 2023 CAD ($) shares	Jun. 30, 2023 $ / shares	Jan. 09, 2025 $ / shares	Jul. 14, 2023 $ / shares
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares										$ 19.50	$ 29.25
Options Granted Shares			19,231
Expected volatility, share options granted			150.00%
Expected dividend as percentage, share options granted			0.00%
Risk free interest rate, share options granted			4.30%
Tax rate effect from change in tax rate			20.00%
Expected Life			3 years
Fair Value Attributable | $			$ 447,577
Stock Based Compensations | $			$ 361,081	$ 361,977		$ 953,845		$ 2,422,516
Cancellation Of Stock Options | $
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Number Of Options Cancelled Beginning	65,741			0		(65,741)		(11,391)
Cancelled, Beginning | $ / shares		$ 97.50			$ 0		$ 97.50		$ 97.50
Number Of Options Cancelled Ending	3,846			0		(3,846)		(27,692)
Cancelled, Ending | $ / shares		$ 32.50			$ 0		$ 32.50		$ 32.50
Number Of Options Cancelled Beginning	(65,741)			0		65,741		11,391
Number Of Options Cancelled Ending	(3,846)			0		3,846		27,692
Retained earnings [member]
IfrsStatementLineItems [Line Items]
Cancellation Of Stock Options | $	$ 4,920,927					$ 4,920,927		$ 1,312,757